Trade Accounts Receivable and Other Current Assets - Trade Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade Accounts Receivable and Other Current Assets
Provision for Doubtful Accounts	$ 0	$ 0